Accounts Receivable, net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Accounts receivable	$ 277,639	$ 161,827	$ 83,851
Less: allowance for credit losses	(3,047)	(1,857)	(2,598)
Accounts receivable, net	$ 274,592	$ 159,970	$ 81,253